INTANGIBLE ASSETS, NET - Future Amortization Expense Estimated (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Future Amortization Expense
2025	¥ 36,187
2026	35,687
2027	35,615
2028	35,250
2029	22,467
Thereafter	87,383
Total	¥ 252,589